Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2023
Share-Based Payment Transactions [Abstract]
SHARE-BASED PAYMENT TRANSACTIONS
NOTE 19:-	SHARE-BASED PAYMENT TRANSACTIONS

a.	The cost of share-based payment recognized in the financial statements:

The expenses due to share-based compensation for the years ended December 31, 2023, 2022 and 2021, recognized in the financial statements in respect of the share option plan of the Company is shown in the following table, detailed by departments:

	Year ended December 31,
	2023	2022	2021
Research and development expenses	$34	$264	$27
General and administrative expenses	68	633	16

	$102	$897	$43

1.	The 2005 and 2015 ESOP and 2023 Plan of the Company:

On December 28, 2023, the Board adopted an additional new plan, the 2023 Share Incentive Plan (the “2023 Plan”).

The Company no longer grants any awards under the 2015 ESOP as it was superseded by the 2023 Plan, although previously granted awards under the 2015 ESOP remain outstanding and subject to the 2015 ESOP. Under the 2023 Plan, the Company may grant its employees and other service providers equity based incentive awards (“Share Options”).

On December 28, 2023, the Board approved to reserve for issuance under the 2023 Plan 1,000,0000 Ordinary Shares. As of the date of this report, no shares were issued.

2.	On March 12, 2019, the Board approved and granted 45 ordinary shares under the 2015 ESOP to a new consultant of the Company. The exercise price was set at $10,920.00 per share Option.

The fair value for Share Options granted to the consultant was estimated using the Black-Scholes OPM with the following parameters:

Dividend yield (%)	0
Expected volatility (%)	76
Risk-free interest rate (%)	2.61
Expected life of share options (years)	10

The fair value of the Share Options was set at $5,824 per Share Option.

3.	On October 10, 2019 (the “2019 Grant Date”), the Board approved the grant of 3 Share Options under the 2015 ESOP to directors, officers and employees, some of which required the approval of the general meeting of the Company’s shareholders (the “2019 General Meeting”), which occurred on January 15, 2020. Following the resignation of some directors and employees on December 31, 2019, 1 Share Options was not granted. Out of the 2 Share Options that were granted, 1 Share Options didn’t require the general meeting’s approval. The date of commencement for all Share Options granted, the date on which the vesting started, was the 2019 Grant Date. The exercise price was set at $5,460.00 per Share Option.

According to IFRS 2, “Share-based Payment”, the fair value of the Share Options was estimated using the Black-Scholes OPM, in which the fair value estimation for the Share Options which required the 2019 General Meeting’s approval was calculated based on parameters as of December 31, 2019.

Based on the above-mentioned, hereinafter are the parameters used in order to estimate the fair value of the Share Options using the Black-Scholes OPM:

	December 31, 2019	October 10, 2019
Underlying ordinary share price	2,031.12	4,004
Dividend yield (%)	0	0
Expected volatility (%)	73	70
Risk-free interest rate (%)	1.91	1.67
Expected life of Share Options (years)	9.78	10

The fair value of the Share Options approved on October 10, 2019 by the Board, and on January 15, 2020 at the 2019 General Meeting (valuated as of December 31, 2019) was set at $2,966.6 and $1,328.6, per Share Option, respectively.

4.	On January 3, 2022 (the “2022 Grant Date”), the Board approved the grant of 6,851 Share Options under the 2015 ESOP to directors, officers, employees and consultants, some of which required the approval of the general meeting of the Company’s shareholders (the “2022 General Meeting”), which occurred on February 10, 2022. The date of commencement for all Share Options granted, the date on which the vesting started, was the 2022 Grant Date. The exercise price was set at $169 per Share Option.

The fair value for Share Options granted to the consultant was estimated using the Black-Scholes OPM with the following parameters:

	February 10, 2022	January 3, 2022
Underlying ordinary share price	129.74	174.98
Dividend yield (%)	0	0
Expected volatility (%)	133	134
Risk-free interest rate (%)	2.00	1.46
Expected life of Share Options (years)	6	6

The fair value of the Share Options granted on January 3, 2022, was set at $158.34 per Share Option, and the fair value of the Share Options granted on February 10, 2022, was set at $114.66 per Share Option. The Share Options’ vesting period was set to commence retroactively from April 21, 2021, and end at April 21, 2024.

5.	During the year ended December 31, 2023, the Company issued to consultants 7,942 ordinary shares in respect of services rendered. The ordinary shares were granted at a discount rate of 25% to the share price quoted on the date of each grant. The total fair value of the ordinary shares granted to consultants was $94.
b.	Movement during the year:

1.	The following table lists the number of Share Options, the weighted average exercise prices of share options and changes in directors (and former directors), officers, employees and consultants share options during the years ended on December 31, 2023, and 2022:

	Number of Share Options	Weighted average exercise price
		USD
2023:
Share Options outstanding at the beginning of the year	7,060	166.14
Share Options cancelled during the year	(47)	144.55
Share Options outstanding at the end of the year	7,013	166.28
Share Options exercisable at the end of the year	5,869	165.58

2022:
Share Options outstanding at the beginning of the year	209	$76.70
Share Options granted during the year	6,851	169

Share Options outstanding at the end of the year	7,060	166.14

Share Options exercisable at the end of the year	4,141	163.80

2.	No Share Options were granted during 2023.

3.	The weighted average remaining contractual life of the Share Options outstanding was 4.03 years and 5.03 years as of December 31, 2023, and 2022, respectively.

4.	The range of exercise prices of Share Options outstanding at the end of the year was $169 - $21,944 (inclusive) as of December 31, 2023, and 2022, respectively.